Other Gains (Losses) - Summary of Other gains (losses) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Gains Net [Abstract]
Disposals of property, plants and equipment	$ 630	$ 5,160	$ 25,844
Other	51	185	(13,703)
Total	$ 681	$ 5,345	$ 12,141